Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	INFINITE GROUP, INC.
Entity Central Index Key	0000884650
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-1490422
Entity Address Address Line 1	175 Sully’s Trail
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Pittsford
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14534
City Area Code	585
Local Phone Number	385-0610